COMMON STOCK OPTIONS AND WARRANTS (Schedule of Options Activity) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares
Outstanding at the beginning of the year
Outstanding at end of period	451,898
Employee Stock Options [Member]
Shares
Outstanding at the beginning of the year	163,010	160,152
Granted	450,290	17,144
Cancelled/Forfeited	(161,402)
Forfeited		(14,286)
Outstanding at end of period	451,898	163,010	160,152
Exercisable at end of period	212,832	154,438
Weighted Average Exercise Price
Outstanding at the beginning of the year	$ 14.00	$ 14.00
Granted	5.06	14.00
Cancelled/Forfeited	14.00
Forfeited		14.00
Outstanding at end of period	5.06	14.00	$ 14.00
Exercisable at end of period	$ 5.76	$ 14.00
Weighted Average Remaining Contractual Term (Years)
Outstanding	4 years 4 months 24 days	3 years 4 months 24 days	4 years 3 months 19 days
Granted	4 years 4 months 24 days	5 years
Exercisable	4 years 2 months 12 days	3 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding	$ 7,200
Exercisable